Business Combination - Net Assets Acquired (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Jun. 20, 2023 CAD ($)	Jun. 20, 2023 USD ($)	Dec. 31, 2022 CAD ($)
Fair value of net assets acquired
Cash	$ 16,610	$ 55,815			$ 5,464
Accumulated impairment [member] | Trade receivables
Fair value of net assets acquired
Expected credit losses	$ 1,000	$ 1,500
Ranger Oil Corporation
Consideration
Cash			$ 732,840	$ 553,150
Common shares issued			1,326,435	1,001,196
Share based compensation			26,638	20,107
Total consideration			2,085,913	1,574,453
Fair value of net assets acquired
Oil and gas properties			3,096,404	2,337,173
Working capital deficiency excluding bank debt and financial derivatives			(159,731)	(120,565)
Financial derivatives			22,562	17,030
Lease assets			20,811	15,708
Lease obligations			(20,811)	(15,708)
Credit facilities			(373,608)	(282,000)
Long-term notes			(569,256)	(429,676)
Asset retirement obligations			(31,310)	(23,632)
Deferred income tax asset			100,852	76,123
Net assets acquired			$ 2,085,913	$ 1,574,453
Closing foreign exchange rate			1.32485	1.32485
Cash			$ 70,300	$ 53,000
Ranger Oil Corporation | Accumulated impairment [member] | Trade receivables
Fair value of net assets acquired
Expected credit losses			300
Ranger Oil Corporation | Fully Vested Awards
Consideration
Share based compensation			21,300	16,100
Ranger Oil Corporation | Cash-Based Awards
Consideration
Share based compensation			$ 5,300	$ 4,000